Summary of Non Vested Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2016 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	249,026
Granted | shares	122,719
Conversion from option | shares	5,748
Vested | shares	(138,492)
Forfeited | shares	(23,813)
Ending Balance | shares	215,188
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 237.14
Granted | ¥ / shares	329.22
Conversion from option | ¥ / shares	368.40
Vested | ¥ / shares	225.45
Forfeited | ¥ / shares	442.23
Ending Balance | ¥ / shares	¥ 297.69